Acquisitions (Supplemental Pro Forma Financial Information) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009
Business Combinations [Abstract]
Revenue		$ 60,593,000	$ 46,050,000
Net loss		(515,000)	(1,885,000)
Net loss per share, basic and diluted (in dollars per share)		$ (0.18)	$ (0.84)
Revenues, since the date of acquisition	500,000
Net loss, since the date of acquisition	$ (2,100,000)